Summary of Significant Accounting Policies and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule calculation of basic and diluted net income (loss) per ordinary share
	For the Three Months Ended June 30, 2021	For the Period From January 11, 2021 (Inception) Through June 30, 2021
Class A ordinary shares subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$11,476	$12,716
Net income attributable to Class A ordinary shares subject to possible redemption	$11,476	$12,716
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	31,599,183	31,713,657
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$0.00

Non-redeemable ordinary shares
Numerator:
Net loss	$(17,347,991)	$(18,012,961)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	11,476	12,716
Net loss attributable to non-redeemable ordinary shares	$(17,359,467)	$(18,025,677)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	15,687,865	12,676,421
Basic and diluted net loss per share, non-redeemable ordinary shares	$(1.11)	$(1.42)